Debt - Schedule of Debt (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,179.6	$ 1,405.2	$ 1,425.6
Capital and finance lease obligations	34.5	37.3	33.9
Total debt	1,214.1	1,442.5	1,459.5
Total debt	1,214.1	1,442.5	1,459.5
Less: current installments	(11.8)	(12.9)	(10.5)
Total debt, excluding current installments	1,202.3	1,429.6	1,449.0
ABL Facility [Member]
Debt Instrument [Line Items]
Long-term debt	866.9	665.7	679.6
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	307.3	734.4	741.3
Promissory Note [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5.4	$ 5.1	$ 4.7